Leases (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Movements in Lease Liabilities
Movements in the Group’s lease liabilities during the year are as follows:

	2024	2023
	US$M	US$M
At the beginning of the financial year	3,019	2,576
Additions	593	542
Acquisition of subsidiaries and operations 1	–	423
Remeasurements of index-linked freight contracts	230	53
Lease payments	(837)	(706)
Foreign exchange movement	(16)	12
Amortisation of discounting	181	130
Divestment of subsidiaries and operations 2	(60)	–
Transfers and other movements	6	(11)

At the end of the financial year	3,116	3,019

Comprising:
Current liabilities	686	521
Non-current liabilities	2,430	2,498

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.
2	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.

Summary of Maturity Profile of Lease Liabilities
The maturity profile of lease liabilities based on the undiscounted contractual amounts is as follows:

Lease liability	2024	2023
	US$M	US$M
Due for payment:
In one year or less or on demand	836	658
In more than one year but not more than two years	591	538
In more than two years but not more than five years	1,012	1,031
In more than five years 1	1,761	1,846

Total	4,200	4,073

Carrying amount	3,116	3,019

1	Includes US$738 million (2023: US$808 million) due for payment in more than ten years.

Summary of Movements in Right of Use Assets
Movements in the Group’s
right-of-use
assets during the year are as follows:

	2024			2023
	Land and buildings	Plant and equipment	Total	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	573	2,236	2,809	452	1,909	2,361
Additions	26	567	593	192	350	542
Acquisition of subsidiaries and operations	–	–	–	–	423	423
Remeasurements of index-linked freight contracts	–	230	230	–	53	53
Depreciation expensed during the period	(79)	(638)	(717)	(71)	(462)	(533)
Impairments for the year	–	(140)	(140)	–	–	–
Divestment of subsidiaries and operations 1	(30)	(40)	(70)	–	–	–
Transfers and other movements	–	3	3	–	(37)	(37)

At the end of the financial year	490	2,218	2,708	573	2,236	2,809

– Cost	742	4,479	5,221	758	4,088	4,846
– Accumulated depreciation and impairments	(252)	(2,261)	(2,513)	(185)	(1,852)	(2,037)

1	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.

Summary of Amounts Recorded in Income Statement and Cash Flow Statements
Amounts recorded in the income statement and the cash flow statement for the year were:

	2024	2023	2022	Included within
	US$M	US$M	US$M
Income statement
Depreciation of right-of-use assets	717	533	964	Profit from operations
Short-term, low-value and variable lease costs 1	916	795	847	Profit from operations
Interest on lease liabilities	181	130	119	Financial expenses
Cash flow statement
Principal lease payments	656	576	1,130	Cash flows from financing activities
Lease interest payments	181	130	119	Cash flows from operating activities

1
Relates to US$792 million of variable lease costs (2023: US$714 million; 2022: US$585 million), US$96 million of short-term lease costs (2023: US$47 million; 2022: US$222 million) and US$28 million of low-value
lease costs (2023: US$34 million; 2022: US$40 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.